Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2017
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Financial risk management and fair values of financial instruments
34.	Financial risk management and fair values of financial instruments

a)	Financial risk management

The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities. The Group identifies, measures and manages the aforementioned risks based on policy and risk appetite.

The Group has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial transactions, due approval process by the Board of Directors must be carried out based on related protocols and internal control procedures. The Group complies with its financial risk management policies at all times.

(a)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risk (such as equity price risk).

i)	Foreign currency risk

The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Group’s functional currency) and the Group’s net investments in foreign subsidiaries.

The Group applies natural hedges from using accounts receivable and accounts payable denominated in the same currency. However, this natural hedge does not concur with the requirement for hedge accounting. Furthermore, as net investments in foreign subsidiaries are for strategic purposes, they are not hedged by the Group.

The Group’s foreign currency exposure gives rise to market risks associated with exchange rate movements against the NT dollar for cash and cash equivalents, accounts receivable, other receivables, bank loans, accounts payable and other payables.

The Group’s businesses involve some non-functional currency operations. The information on the assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2016
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	178,201	32.2500	5,746,982
JPY000	517,114	0.2756	142,517
Financial liabilities
Monetary items
US$000	7,802	32.2500	251,615
JPY000	550,456	0.2756	151,706

	December 31, 2017
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	208,066	29.7600	6,192,044
JPY000	798,254	0.2642	210,899
RMB000	167,484	4.5650	764,564
Financial liabilities
Monetary items
US$000	16,036	29.7600	477,231
JPY000	1,071,432	0.2642	283,072

The total exchange gain and the total exchange loss recognized include realized and unrealized gain and loss arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2016 and 2017 amounted to loss of NT$195,326 thousand and loss of NT$418,970 thousand (US$14,135 thousand), respectively.

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized monetary assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate.

	December 31, 2016
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	287,349	—
JPY000	5%	7,126	—
Financial liabilities
US$000	5%	12,581	—
JPY000	5%	7,585	—

	December 31, 2017
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	309,602	—
JPY000	5%	10,545	—
RMB000	5%	38,228	—
Financial liabilities
US$000	5%	23,862	—
JPY000	5%	14,154	—

ii)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates.

The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate bank loans.

At December 31, 2017, it is estimated that a general increase or decrease of 100 basis points (1%) in interest rates, with all other variables held constant, would decrease or increase the Group’s profit by approximately NT$106,447 thousand (US$3,591 thousand) (2016: NT$108,000 thousand).

iii)	Equity price risk

The Group is exposed to equity price risk through its investments in listed equity securities classified as financial assets at fair value through profit or loss. The Group manages this exposure by maintaining a portfolio of investments with different risk and return profiles. At the reporting date, no aforesaid equity security was held and no sensitivity analysis was disclosed.

(b)	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily accounts and other receivables) and from its financing activities (primarily deposits with banks and financial instruments).

Each business unit performs ongoing credit evaluation of the debtors’ financial condition according to the Group’s established policy, procedures and control relating to customer credit risk management. The Group maintains an account for allowance for doubtful receivables based upon the available facts and circumstances, historical collection and write-off experiences of all trade and other receivables which consequently minimizes the Group’s exposure to bad debts.

Credit risk from balances with banks and financial institutions is managed by the Group’s finance unit in accordance with the Group’s policy. Bank balances are held with financial institutions of good standing. The Group’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.

(c)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Group monitors and maintains adequate cash and banking facilities to finance the Group’s operations. See Notes 22 and 26 about the unused credit lines of the Group.

The maturity profile of the Group’s non-derivative financial liabilities as of December 31, 2016 and 2017 based on the contracted undiscounted payments is as follows:

	December 31, 2016
	≤ 1 year	2 to 5 years	> 5 years	Total
	NT$000	NT$000	NT$000	NT$000
Long-term bank loans (including current portion)	1,272,266	10,110,289	—	11,382,555
Accounts payable and payables to contractors and equipment suppliers	1,375,408	—	—	1,375,408
Other payables	1,412,054	—	—	1,412,054
Lease payable	12,000	30,000	—	42,000
Guarantee deposits	—	—	1,404	1,404

	4,071,728	10,140,289	1,404	14,213,421

	December 31, 2017
	≤ 1 year	2 to 5 years	> 5 years	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Short-term bank loans	971,813	—	—	971,813	32,787
Long-term bank loans (including current portion)	2,321,459	7,740,267	—	10,061,726	339,465
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499	—	—	1,401,499	47,284
Other payables (including related parties)	1,980,218	—	—	1,980,218	66,809
Lease payable	12,266	18,266	—	30,532	1,030
Guarantee deposits	—	—	1,371	1,371	46

	6,687,255	7,758,533	1,371	14,447,159	487,421

b)	Fair values of financial instruments

The notional amounts of financial assets and financial liabilities are assumed to approximate their fair values.